SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment reporting (Details)	12 Months Ended
Dec. 31, 2025 segment
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of operating segments	1
Number of reporting segments	1